CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Allowance for doubtful receivables	¥ 48,202		¥ 64
Allowance for amount due from related parties	14,886		14,099
Allowance for financing receivables, current	129,989		120,270
Allowance for prepayments and other current assets	37,559		24,231
Allowance for financing receivables, non-current	66,500		66,500
Accounts payable	136,733	$ 20,955	120,826
Deferred revenue	438,669	67,229	192,754
Advances from customers	5,058	775	7,908
Income taxes payable	397,334	60,894	422,113
Accrued liabilities and other current liabilities	3,160,985	484,442	2,420,588
Amounts due to related parties	24,941	3,822	205,921
Lease liabilities due within one year	93,513	14,331	83,686
Short-term loans	734,371	112,547	557,203
Liabilities held for sale, current	1,168,667	179,106	3,626,622
Convertible bond, Noncurrent	5,084,362	779,213	5,008,571
Lease liabilities	52,989	8,121	92,669
Deferred revenue	20,437	3,132	17,418
Deferred tax liabilities	276,802	42,422	264,639
Other non-current liabilities	0	0	11,495
Liabilities held for sale, non-current	¥ 28,807	$ 4,415	¥ 293,233
Treasury shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Number of treasury shares held | shares	41,862,606	41,862,606	8,682,900
Class A common shares
Common stock, par value (in dollars per share) | $ / shares		$ 0.00001		0.00001
Common shares, shares authorized | shares	10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued | shares	1,314,208,824	1,314,208,824	1,301,845,404
Common shares, shares outstanding | shares	1,272,346,218	1,272,346,218	1,293,162,504
Class B common shares
Common stock, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Common shares, shares authorized | shares	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued | shares	326,509,555	326,509,555	326,509,555
Common shares, shares outstanding | shares	326,509,555	326,509,555	326,509,555
Variable interest entity
Accounts payable	¥ 104,691		¥ 89,708
Deferred revenue	111,839		78,877
Advances from customers	191		7,908
Income taxes payable	127,186		296,032
Accrued liabilities and other current liabilities	707,610		877,942
Amounts due to related parties	14,837		194,336
Lease liabilities due within one year	30,682		28,874
Short-term loans	669,048		270,565
Liabilities held for sale, current	1,164,022		3,113,821
Convertible bond, Noncurrent	0		0
Lease liabilities	12,935		26,305
Deferred revenue	9,703		4,988
Deferred tax liabilities	70,900		85,479
Other non-current liabilities	0		11,495
Liabilities held for sale, non-current	¥ 28,807		¥ 227,923